Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 59.1	$ 104.3	$ 57.4
Other comprehensive (loss) income, net of tax:
Translation adjustments	(0.1)	(7.5)	(2.9)
Adjustment for net periodic pension plan cost	7.1	27.5	(169.9)
Other comprehensive income (loss), net of tax	7.0	20.0	(172.8)
Comprehensive income (loss)	$ 66.1	$ 124.3	$ (115.4)